S000038896 [Member] Investment Risks - SHORT BOND FUND	Mar. 31, 2026
INTEREST RATE RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Fund’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Fund’s securities will tend to be higher. The Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance.

US GOVERNMENT SECURITIES RISK [Member]
Prospectus [Line Items]
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U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MUNICIPAL INVESTMENTS RISK [Member]
Prospectus [Line Items]
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MUNICIPAL INVESTMENTS RISK is the risk of a municipal security that generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. The Fund may be more sensitive to adverse economic, business, political or public health developments if it focuses its assets in municipal bonds that are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds), or in municipal securities of a particular state or territory. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. While income earned on municipal securities is generally not subject to federal tax, the failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value. Further, decreased inventories of municipal securities held by brokers and dealers can lessen their ability to make a market in these securities and result in increased municipal security price volatility and trading costs, particularly during periods of economic or market stress.

CREDIT OR DEFAULT RISK [Member]
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CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.

ASSET BACKED AND MORTGAGE BACKED SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity and credit risks are even greater for mortgage pools that include subprime mortgages.

SOVEREIGN DEBT RISK [Member]
Prospectus [Line Items]
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SOVEREIGN DEBT RISK is the risk that the Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

RESTRICTED SECURITIES RISK [Member]
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RESTRICTED SECURITIES RISK is the risk that limitations on the resale of restricted securities or other securities exempt from certain registration requirements, such as Rule 144A securities, may have an adverse effect on their marketability and may prevent the Fund from disposing of them promptly or at desirable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

SECTOR RISK [Member]
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SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.
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FINANCIALS SECTOR RISK is the risk that companies in the financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.

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INDUSTRIALS SECTOR RISK is the risk that companies in the industrials sector may be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies.

FOREIGN SECURITIES RISK [Member]
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FOREIGN SECURITIES RISK is the risk that investing in foreign (non‑U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

MANAGEMENT RISK [Member]
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MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

DEBT EXTENSION RISK [Member]
Prospectus [Line Items]
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DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

INFLATION INDEXED SECURITIES RISK [Member]
Prospectus [Line Items]
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INFLATION-INDEXED SECURITIES RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

LIQUIDITY RISK [Member]
Prospectus [Line Items]
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LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

PORTFOLIO TURNOVER RISK [Member]
Prospectus [Line Items]
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PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover, including investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of acquisition, may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

PREPAYMENT OR CALL RISK [Member]
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PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

VALUATION RISK [Member]
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VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. It is possible that the Fund could incur a loss because a portfolio security is sold at a discount to the value ascribed to it for purposes of calculating the Fund’s net asset value. Fair value methodologies may involve more subjectivity than the use of market quotations when fair valuing an investment. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

DERIVATIVES RISKS [Member]
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DERIVATIVES RISK is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
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FUTURES CONTRACTS RISK is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.

SECURITIES LENDING RISK [Member]
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SECURITIES LENDING RISK is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

CONVERTIBLE SECURITIES RISK [Member]
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CONVERTIBLE SECURITIES RISK The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

HIGH YIELD RISK [Member]
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HIGH-YIELD RISK is the risk that the Fund’s below-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility, liquidity risk, and risk of loss than investment grade securities, which can adversely impact the Fund’s return and NAV. High yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payment.

INVESTMENT COMPANY RISK [Member]
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INVESTMENT COMPANY RISK is the risk that the Fund will be subject to the risks associated with investments in registered investment companies, including ETFs (together, “Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. In addition, passively managed Underlying Funds may not track the performance of their respective reference assets and may hold troubled securities or other investments. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the Underlying
Funds in which it invests. Further, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; and (3) trading in an ETF’s shares may be halted by the listing exchange. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.

REPURCHASE AGREEMENTS RISK [Member]
Prospectus [Line Items]
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REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. This risk is magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

MARKET RISKS [Member]
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MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.